SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended								12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Shanggu CNY	Dec. 31, 2013 Shanggu CNY	Dec. 31, 2012 Shanggu CNY	Jun. 14, 2011 Shanggu CNY	Dec. 31, 2013 Contingent consideration CNY	Dec. 31, 2014 Contingent consideration CNY	Dec. 31, 2014 Contingent consideration Shanggu CNY	Jul. 09, 2012 Post-employees' options CNY	Dec. 31, 2014 Post-employees' options CNY	Dec. 31, 2013 Post-employees' options CNY	Dec. 31, 2014 Recurring basis Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2013 Recurring basis Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2014 Recurring basis Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2013 Recurring basis Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2014 Recurring basis Total fair value CNY	Dec. 31, 2013 Recurring basis Total fair value CNY	Dec. 31, 2014 Nonrecurring basis Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2014 Nonrecurring basis Total fair value CNY
Fair value measurements
Cash equivalents															14,555,504	78,508,682			14,555,504	78,508,682
Contingent consideration payable	900,000	5,600,000						69,943,000			5,600,000						5,622,887	5,622,887	5,622,887	5,622,887
Total															14,555,504	78,508,682	5,622,887	5,622,887	20,178,391	84,131,569
Contingent consideration payable
Balance as of beginning period										5,623,000
Balance as of ending period									5,623,000	5,623,000
Net fair value change	8,000	52,000	22,069,000	11,989,000	0	22,200,000			22,172,000			1,535,865	52,000	(103,000)
Goodwill																					83,558,503	83,558,503
Total																					83,558,503	83,558,503
Goodwill impairment		0	20,384,000	10,755,000	0	20,400,000	10,800,000